Taxation	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Taxation

14. TAXATION

a) Value‑added tax (“VAT”)

During the periods presented, the Group is subject to 13% VAT, when applicable, for online direct sales revenues from sales of electronic products, home appliance products and general merchandise products, and 6% for subscription fees, third-party sellers’ commission fees, referral service fees and financial services income earned from rendering services to its customers in the PRC.

The Group is also subject to surcharges on VAT payments according to PRC tax law.

b) Income tax

Cayman Islands

The Company was incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s subsidiaries incorporated in Hong Kong are subject to 16.5% income tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax. Commencing from the year of assessment of 2018, the first HK$2 million of profits earned by the Company’s subsidiaries incorporated in Hong Kong will be taxed at half the current tax rate (i.e. 8.25%) while the remaining profits will continue to be taxed at the existing 16.5% tax rate.

Mainland China

The Enterprise Income Tax (“EIT”) Law generally applies a statutory income tax rate of 25% to all enterprises but grants preferential tax treatment to qualified HNTEs and Software Enterprises.

One of our PRC subsidiaries qualifies as HNTE from 2022 to 2024, and from 2025 to 2027, and is entitled to a preferential income tax rate of 15% from 2022 to 2024, and from 2025 to 2027. The relevant documents should be retained for future examination purpose.

Two of our PRC subsidiaries are entitled for a preferential income tax rate of 15% for China’s Western Development Strategy. Therefore, the two subsidiaries applied a preferential income tax rate of 15% from 2023 to 2030. In the meantime, the local tax bureau in Guangxi exempted 40% of the income based on the preferential income tax rate of 15%. One of our PRC subsidiaries is entitled to enjoy a preferential income tax rate of 9% from 2023 to 2027. The relevant documents should be retained for future examination purpose.

One of our PRC subsidiaries qualified as “Software Enterprises Encouraged by the State” from 2021. As a result, it is entitled to an income tax exemption for the years of 2021 and 2022 and a preferential income tax rate of 12.5% from 2023 to 2025. The “Software Enterprises Encouraged by the State” is subject to review by the relevant authorities every year.

The Group’s other PRC subsidiaries, the VIEs and the VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

PRC Withholding Tax on Dividends

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by FIEs in the PRC to its foreign investors who are non‑resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with the PRC.

Starting from 2023, the Company decided to remit certain percentage of the annual profits of its PRC subsidiaries to their overseas parent company for dividend distribution purposes. The Group cumulatively accrued RMB89.2 million withholding tax liabilities based on 10% withholding income tax rate for certain percentage of the annual profits. As of December 31, 2025, the unrecognized tax liabilities related to accumulated undistributed profits of RMB7,373 million from the PRC subsidiaries was RMB737 million. The Group still intends to indefinitely reinvest these remaining earnings in its PRC subsidiaries.

The Company has not accrued any tax for the outside basis difference represented by the accumulated undistributed profits of the consolidated VIEs, with the unrecognized tax liabilities amounted to RMB419 million at December 31, 2025 as, after review, it was determined that relevant tax laws and regulations provide for tax-free transfer of such amounts to the Company’s PRC subsidiaries.

The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered resident enterprises for the PRC income tax purposes if the place of effective management or control of the entity is within the PRC. The implementation rules to the EIT Law provide that non‑resident legal entities will be considered as PRC resident enterprises if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc., occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the Group’s entities organized outside of the PRC should be treated as resident enterprises for the PRC income tax purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed as resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income tax, at a rate of 25%. The components of the Group’s income before income tax expense for the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands, except for percentages)
Income before income tax expense	1,326,786	1,353,735	2,075,603
Loss from non-Mainland China operations	(86,910)	(120,072)	(179,871)
Income from Mainland China operations	1,413,696	1,473,807	2,255,474
Income tax expense applicable to Mainland China operations	239,365	231,086	377,680
Income tax expense applicable to non-Mainland China operations	123	(17)	(24,757)
PRC Withholding Tax on Dividends	21,353	22,206	45,603
Total income tax expense	260,841	253,275	398,526
Effective tax rate for Mainland China operations	16.9%	15.7%	16.7%
Effective tax rate for the Group	19.7%	18.7%	19.2%

The Group did not incur any interest and penalties related to potential underpaid income tax expenses.

Composition of income tax expense for the Group

The current and deferred portions of income tax expenses included in the consolidated statements of comprehensive income during the years ended December 31, 2023, 2024 and 2025 are as follows:

	For the Year Ended December 31,
	2023	2024	2025
	(RMB in thousands)
Current income tax expense	328,391	545,985	607,087
Deferred income tax expense	(67,550)	(292,710)	(208,561)
Income tax expense	260,841	253,275	398,526

The following table sets forth reconciliation between the PRC statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group for the prior year 2023 and 2024:

	For the Year Ended December 31,
	2023	2024
PRC statutory EIT rate*	25.0%	25.0%
Effect of tax holidays	(6.5)%	(8.7)%
Effect of non-deductible expenses	2.5%	2.0%
Effect of research and development tax credit	(4.7)%	(4.6)%
Changes in valuation allowance	4.9%	2.1%
Tax rate difference from statutory rate in other jurisdictions and others	(3.1)%	1.3%
Effect of withholding income tax	1.6%	1.6%
Effective tax rates for the Group	19.7%	18.7%

* The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

The following table sets forth reconciliation between the PRC statutory enterprise income tax (“EIT”) rate and the effective tax rate for the Group for the year ended December 31, 2025:

	For the Year Ended December 31, 2025
	in amount	in percentage
PRC statutory EIT rate*	518,901	25.0%
Foreign Tax Effects	20,211	1.0%
Changes in Valuation Allowances	1,523	0.1%
Nontaxable or Nondeductible Items
Research and development credits	(63,123)	-3.0%
Tax holidays applicable to subsidiaries and consolidated VIEs	(118,751)	-5.7%
Others	(5,838)	-0.3%
Other Adjustments
Withholding taxes	45,603	2.2%
Effective Tax Rate	398,526	19.2%

* The PRC statutory income tax rate is used for the reconciliation as the majority of the Group’s operations are based in the PRC.

The following table sets forth the effect of tax holiday related to the Group:

	For the Year Ended December 31,
	2023	2024	2025
	(In thousands, except per share amount)
Tax holiday effect	86,655	118,003	118,751
Basic net income per share effect	0.26	0.36	0.35
Diluted net income per share effect	0.24	0.35	0.33

Deferred tax assets and deferred tax liabilities

Deferred income tax expense reflects the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of the deferred tax assets are as follows:

	For the Year Ended December 31,
	2024	2025
Deferred tax assets
- Provision for credit losses	1,388,365	1,323,782
- Deferred guarantee income and other accrued expenses	895,892	984,756
- Contingent guarantee liabilities	269,750	136,048
- Net operating loss carryforwards	104,798	104,882
- Advertising expenses in excess of deduction limit	8,094	7,942
-Investment related loss	75,440	75,440
Less: valuation allowance	(107,117)	(108,640)
Total deferred tax assets	2,635,222	2,524,210
Net deferred tax assets	1,540,842	1,763,235

The components of the deferred tax liabilities are as follows:

	For the Year Ended December 31,
	2024	2025
Deferred tax liabilities
-Contract assets and service fees receivable	858,273	425,197
-Guarantee receivables	305,281	369,874
-Withholding income tax	22,206	45,603
Total deferred tax liabilities	1,185,760	840,674
Net deferred tax liabilities	91,380	105,212

Movement of valuation allowance

	For the Year Ended December 31,
	2023	2024	2025
Balance at beginning of the year	(13,038)	(78,471)	(107,117)
Additions	(66,967)	(35,746)	(6,383)
Reversals	1,534	7,100	4,860
Balance at end of the year	(78,471)	(107,117)	(108,640)

Valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group evaluates a variety of factors including the successful experiences in pre-tax deduction of provision for credit losses in previous years’ annual tax filings, and concluded that the deferred tax assets arose from provision for credit losses are more-likely-than-not to be realized. Therefore, no valuation allowance was provided for the provision for credit losses as of December 31, 2023, 2024 and 2025, respectively.

As of December 31, 2024 and 2025, the Group had net operating loss carryforwards of approximately RMB422 million and RMB419 million, respectively, which arose from the Group’s certain subsidiaries, the VIEs and the VIEs’ subsidiaries established in the PRC. As of December 31, 2024 and 2025, deferred tax assets arose from the net operating loss carryforwards amounted to RMB381 million and RMB387 million was provided for full valuation allowance respectively, while the remaining RMB40.8 million and RMB32.1 million is expected to be utilized prior to expiration considering future taxable income for respective entities. As of December 31, 2025, the net operating loss carryforwards of RMB34.1 million, RMB74.9 million, RMB252.0 million, RMB30.6 million and RMB27.2 million will expire in 2026, 2027, 2028, 2029 and 2030, respectively, if not utilized.

Uncertain Tax Position

The Group did not identify any significant unrecognized tax benefits for each of the periods presented. The Group did not incur any interest related to unrecognized tax benefits, did not recognize any penalties as income tax expense and also does not anticipate any significant change in unrecognized tax benefits within 12 months from December 31, 2025.